401(k) Plan	12 Months Ended
Jun. 30, 2013
Compensation And Retirement Disclosure [Abstract]
401(k) Plan
(13)	401(k) Plan:

The Company has a 401(k) Plan (the “Plan”) through the Company’s staff leasing company. Employees may elect to defer up to 25% of their compensation. The Company matches employee contributions up to 4%. Total matching contributions to the Plan for the years ended June 30, 2012 and 2013 were approximately $34 and $40, respectively.